Consolidated Balance Sheets - USD ($) $ in Thousands	Aug. 04, 2018	Feb. 03, 2018	Jul. 29, 2017	Jan. 28, 2017
Current assets:
Cash and cash equivalents	$ 31,305	$ 34,954	$ 32,817	$ 31,964
Accounts receivable, net	165,347	190,756	166,061	166,249
Merchandise inventories	1,005,045	1,019,138	1,031,053	1,031,844
Prepaid expenses and other current assets	69,116	81,972	29,815	34,105
Prepaid federal and state income taxes	31,679	9,784	18,994	233
Assets held for sale	6,550
Total current assets	1,309,042	1,336,604	1,278,740	1,264,395
Property and equipment:
Land and buildings	396,349	404,400	404,799	409,397
Leasehold costs and improvements	195,455	184,165	174,555	171,363
Furniture, fixtures and equipment	982,117	924,616	849,595	813,925
Construction in progress	16,538	20,775	14,259	6,848
Total property and equipment, gross	1,590,459	1,533,956	1,443,208	1,401,533
Less: accumulated depreciation and amortization	(842,778)	(775,206)	(707,005)	(637,890)
Total property and equipment, net	747,681	758,750	736,203	763,643
Goodwill	924,134	924,134	924,134	924,134
Intangibles, net	212,561	224,876	238,877	253,159
Other assets	27,438	29,492	31,131	26,888
Total assets	3,220,856	3,273,856	3,209,085	3,232,219
Current liabilities:
Current portion of long-term debt	62,250	219,750	236,250	20,000
Accounts payable	783,108	751,948	751,939	720,632
Accrued expenses and other current liabilities	473,500	495,767	436,518	457,697
Closed store obligations due within one year	2,122	2,122	2,013	2,012
Total current liabilities	1,320,980	1,469,587	1,426,720	1,200,341
Long-term debt	1,894,071	2,492,660	2,533,907	2,000,118
Noncurrent closed store obligations	5,818	6,561	5,692	6,258
Deferred income taxes	52,988	57,074	82,670	92,900
Other noncurrent liabilities	264,872	267,393	267,880	271,668
Commitments and contingencies
Contingently redeemable common stock		10,438	8,955	8,145
STOCKHOLDERS' DEFICIT
Preferred stock; par value $0.01; 5,000 shares authorized, and no shares issued or outstanding
Common stock	1,362	871	871	871
Additional paid-in capital	731,324	2,883	4,399	6,397
Accumulated deficit	(1,033,851)	(1,036,012)	(1,124,290)	(356,760)
Accumulated other comprehensive income	2,401	2,401	2,281	2,281
Treasury stock, at cost, 782 shares at August 4, 2018 and no shares at February 3, 2018 and July 29, 2017	(19,109)
Total stockholders' deficit	(317,873)	(1,029,857)	(1,116,739)	(347,211)
Total liabilities and stockholders' deficit	$ 3,220,856	$ 3,273,856	$ 3,209,085	$ 3,232,219